Commitments, Contingent Liabilities, and Guarantees - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments Contingencies And Guarantees [Line Items]
Reserve for potential losses	$ 313	$ 290	$ 296
Standby letters of credit
Commitments Contingencies And Guarantees [Line Items]
Remaining weighted-average life of standby letters of credit in years	2 years
Recourse agreement with FNMA
Commitments Contingencies And Guarantees [Line Items]
Weighted-average remaining term for outstanding commercial mortgage loans in years	5 years 10 months 24 days
Unpaid principal balance outstanding of loans sold	$ 25,100
Maximum potential amount of undiscounted future payments that could be required, percentage of principal balance of loans outstanding	33.00%
Reserve for potential losses	$ 57
Residential mortgage reserve
Commitments Contingencies And Guarantees [Line Items]
Unpaid principal balance outstanding of loans sold	$ 11,400
Maximum potential amount of undiscounted future payments that could be required, percentage of principal balance of loans outstanding	30.00%
Liability for estimated repurchase obligations on loans sold	$ 8
Written options
Commitments Contingencies And Guarantees [Line Items]
Weighted average life of written put options	1 year 8 months 12 days
Minimum | Standby letters of credit
Commitments Contingencies And Guarantees [Line Items]
Remaining actual life letters of credit in years	1 year
Minimum | Low
Commitments Contingencies And Guarantees [Line Items]
Guarantee obligations, probability of payment	0.00%
Minimum | Moderate
Commitments Contingencies And Guarantees [Line Items]
Guarantee obligations, probability of payment	30.00%
Minimum | High
Commitments Contingencies And Guarantees [Line Items]
Guarantee obligations, probability of payment	70.00%
Maximum | Standby letters of credit
Commitments Contingencies And Guarantees [Line Items]
Remaining actual life letters of credit in years	8 years 10 months 24 days
Maximum | Low
Commitments Contingencies And Guarantees [Line Items]
Guarantee obligations, probability of payment	30.00%
Maximum | Moderate
Commitments Contingencies And Guarantees [Line Items]
Guarantee obligations, probability of payment	70.00%